SHARE-BASED COMPENSATION - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 88,898	$ 108,571	$ 174,832
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expense	9,615	11,319	1,134
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	24,625	30,662	53,850
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 54,658	$ 66,590	$ 119,848